LORD ABBETT GLOBAL FUND

90 Hudson Street

Jersey City, New Jersey 07302-3973

July 3, 2008

U.S. Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Re:	Lord Abbett Global Fund, Inc.
1933 Act File No. 033-20309
1940 Act File No. 811-05476

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 31 to the above-referenced Registrant’s Statement on Form N-1A filed pursuant to Rule 485(b) with the Commission on June 30, 2008.

Very truly yours,

/s/ Raina Tai Chew
Raina Tai Chew
Paralegal
Lord, Abbett & Co. LLC